UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment |X|1

This Amendment (Check only one.):                |X| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name: Key Group Holdings (Cayman), Ltd.
                                 Address: Caves Point, 3C, West Bay Street
                                          Nassau, Bahamas


				 13F File Number: 028-14969


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Marc Marsdale
Title: CCO
Phone: 44 203 192 8848

Signature,                               Place,             and Date of Signing:


/s/ Marc Marsdale                        London, UK         05/16/2013
-----------------------------------      ----------------   --------------------

Amendment updates the Title of Class and CUSIP for Cheniere Energy Ord Shs.

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $825,894 (thousands)


List of Other Included Managers:

No.        Form 13 F File Number      Name
---        ---------------------      ----
None

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------


Anadarko Petroleum Ord Shs   COM             032511107 47548  543720   SH                       543720
Anadarko Petroleum Ord Shs   COM             032511907 597    2043     SH  CALL                                   2043
Anadarko Petroleum Ord Shs   COM             032511907 426    3000     SH  CALL                                   3000
Anadarko Petroleum Ord Shs   COM             032511907 715    2000     SH  CALL                                   2000
Apache                       COM             037411105 39305  509398   SH                       509398
Apache                       COM             037411905 612    2400     SH  CALL                                   2400
Apache                       COM             037411905 2      750      SH  CALL                                   750
Arch Coal Inc.               COM             039380950 138    10217    SH  PUT                                    10217
Atwood Oceanics, Inc.        COM             050095908 97     2043     SH  CALL                                   2043
Baker Hughes Incorporated    COM             057224107 17248  371653   SH                       371653
Basic Energy Services Ord ShsCOM             06985P100 16881  1234882  SH                       1234882
BP PLC                       SPONSORED ADR   055622104 2168   51182    SH                       51182
BP Prudhoe Bay Royalty Units UNIT BEN INT    055630107 4427   53022    SH                       53022
C&J Energy Services Ord Shs  COM             12467B304 6418   280283   SH                       280283
Cabot Oil & Gas Ord Shs      COM             127097103 22418  331580   SH                       331580
Cameron International Ord ShsCOM             13342B105 1687   25870    SH                       25870
Cheniere Energy Ord Shs      COM NEW         16411R208 16612  593287   SH                       593287
Chesapeake Energy CorporationCOM             165167907 8      1898     SH  CALL                                   1898
Cliffs Natural Resources     COM             18683K951 2290   2000     SH  PUT                                    2000
Cloud Peak Energy Ord Shs    COM             18911Q102 607    32330    SH                       32330
Cobalt International Energy OCOM             19075F106 8178   290000   SH                       290000
ConocoPhillips Ord Shs       COM             20825C104 33969  565213   SH                       565213
ConocoPhillips Ord Shs       COM             20825C904 155    3163     SH  CALL                                   3163
Devon Energy Ord Shs         COM             25179M103 7026   124526   SH                       124526
Dril-Quip, Inc.              COM             262037904 567    2043     SH  CALL                                   2043
DryShips Ord Shs             SHS             Y2109Q101 5713   2800348  SH                       2800348
Energen Ord Shs              COM             29265N108 30527  586939   SH                       586939
Ensco plc                    SHS CLASS A     G3157S106 1396   23261    SH                       23261
Ensco plc                    SHS CLASS A     G3157S906 420    3000     SH  CALL                                   3000
Exxon Mobil Ord Shs          COM             30231G102 21717  241002   SH                       241002
Exxon Mobil Ord Shs          COM             30231G902 173    3065     SH  CALL                                   3065
Gulfport Energy Ord Shs      COM NEW         402635304 53617  1169919  SH                       1169919
Hess Ord Shs                 COM             42809H107 34627  483554   SH                       483554
InterOil Ord Shs             COM             460951106 29326  385307   SH                       385307
InterOil Ord Shs             COM             460951906 363    1000     SH  CALL                                   1000
Joy Global Inc.              COM             481165908 46     1588     SH  CALL                                   1588
Key Energy Services Ord Shs  COM             492914106 5110   632474   SH                       632474
Marathon Petroleum Ord Shs   COM             565849106 32795  366016   SH                       366016
Markwest Energy Partners     UNIT LTD PARTN  570759900 19069  5364     SH  CALL                                   5364
McDermott International Ord SCOM             580037109 30911  2812655  SH                       2812655
Nabors Industries Ord Shs    SHS             G6359F103 21047  1299220  SH                       1299220
National Oilwell Varco Ord ShCOM             637071101 7044   99565    SH                       99565
Newfield Exploration Ord Shs COM             651290108 8408   375000   SH                       375000
Occidental Petroleum Ord Shs COM             674599105 17414  222196   SH                       222196
Ocean Rig UDW Ord Shs        SHS             Y64354205 9522   591071   SH                       591071
Oil States International Ord COM             678026105 26156  320653   SH                       320653
Pacific Drilling Ord Shs     REG SHS         L7257P106 8458   837391   SH                       837391
Penn West Petroleum Ord Shs  COM             707887105 12585  1152473  SH                       1152473
PETROLEO BRASIL ADR A        SP ADR NON VTG  71654V101 21495  1184321  SH                       1184321
Phillips 66 Ord Shs          COM             718546104 5672   81059    SH                       81059
Pioneer National Resource OrdCOM             723787107 43101  346893   SH                       346893
Pioneer National Resource OrdCOM             723787907 1121   2076     SH  CALL                                   2076
Pioneer National Resource OrdCOM             723787907 1080   1700     SH  CALL                                   1700
Plains Exploration & ProductiCOM             726505100 16496  347500   SH                       347500
Ship Finance International LiCOM             G81075956 72     2043     SH  PUT                                    2043
Southwestern Energy Ord Shs  COM             845467109 13916  373482   SH                       373482
Statoil ASA                  SPONSORED ADR   85771P102 4924   200000   SH                       200000
Stone Energy Ord Shs         COM             861642106 8304   381777   SH                       381777
Superior Energy Services Ord COM             868157108 12133  467192   SH                       467192
Teck Resources B Ord Shs     CL B            878742904 408    2000     SH  CALL                                   2000
Teck Resources B Ord Shs     CL B            878742204 25661  903728   SH                       903728
TransCanada Corp.            COM             89353D907 117    1454     SH  CALL                                   1454
Valero Energy Ord Shs        COM             91913Y100 8236   181050   SH                       181050
Walter Energy, Inc.          COM             93317Q905 285    5322     SH  CALL                                   5322
Western Refining Ord Shs     COM             959319104 4240   119729   SH                       119729
Whiting Petroleum Ord Shs    COM             966387102 14021  275785   SH                       275785
Williams Partners L.P.       COM UNIT L P    96950F904 4049   1901     SH  CALL                                   1901
WPX Energy Ord Shs           COM             98212B103 33847  2112779  SH                       2112779
WPX Energy Ord Shs           COM             98212B903 173    3469     SH  CALL                                   3469